Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments
Schedule of future minimum payments for firm transportation agreements, drilling and compression facility obligations, and leases

	Firm transportation (a)	Gas processing, gathering and compression (b)	Drilling rigs and frac Services (c)	Office and equipment (d)	Total
Year ending December 31:
2013	$36	111	150	1	298
2014	93	107	98	3	301
2015	116	126	44	3	289
2016	116	131	—	3	250
2017	113	125	—	3	241
Thereafter	854	564	—	15	1,433

Total	$1,328	1,164	292	28	2,812